CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
The Company’s strategy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to support future development of the business. The Company seeks to maintain a balance between the higher returns that might be possible with higher levels of borrowing and the advantages and security afforded by a sound capital position.
The capital structure of the Company consists of common equity, comprising share capital and reserves net of accumulated deficit, and debt, which includes the Facility and finance leases.

	Notes	December 31, 2017	December 31, 2016
Shareholders’ equity		$2,624,888	$2,572,154
Debt	12	35,000	35,000
Lease obligations	13	7,754	15,946
		2,667,642	2,623,100
Cash and cash equivalents	7	(125,665)	(163,368)
Restricted cash		(5,124)	(4,672)
		$2,536,853	$2,455,060

The Company’s overall capital management strategy remains unchanged from the year ended December 31, 2016.